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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:   June 30


Date of reporting period:  July 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.





--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                      BOND
                                      FUND

                                   Semiannual
                                     Report

                                    12/31/05





                                [LOGO] PIONEER
                                       INVESTMENTS(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Prices and Distributions                                                       3

Performance Update                                                             4

Comparing Ongoing Fund Expenses                                               10

Portfolio Management Discussion                                               12

Schedule of Investments                                                       16

Financial Statements                                                          39

Notes to Financial Statements                                                 49

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       57

Trustees, Officers and Service Providers                                      62

Pioneer Bond Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities            67.7%
U.S. Corporate Bonds                  28.6%
Temporary Cash Investment              1.9%
Asset Backed Securities                1.4%
Collateralized Mortgage Obligations    0.3%
Municipal Bonds                        0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA               69.0%
AA                 5.6%
A                 11.6%
BBB                6.7%
BB                 3.3%
B                  1.2%
Cash               2.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

 1.   U.S. Treasury Bonds, 6.25%, 8/15/23                              6.08%
 2.   U.S. Treasury Bonds, 4.25%, 11/15/13                             4.96
 3.   U.S. Treasury Notes, 3.625%, 6/15/10                             3.15
 4.   U.S. Treasury Inflation Notes, 1.875%, 7/15/15                   2.05
 5.   U.S. Treasury Notes, 5.5%, 8/15/28                               2.02
 6.   U.S. Treasury Notes, 7.50%, 11/15/16                             1.86
 7.   U.S. Treasury Inflation Notes, 3.0%, 7/15/12                     1.82
 8.   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11        1.72
 9.   Federal Home Loan Mortgage Corp., 4.5%, 10/1/20                  1.68
10.   GE Electric Co., 5.0%, 2/1/13                                    1.39

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class     12/31/05   6/30/05
    -----     --------   -------
      A        $9.18      $9.40
      B        $9.13      $9.36
      C        $9.10      $9.32
  Investor     $9.18      $9.40
      R        $9.27      $9.50
      Y        $9.11      $9.33

Distributions Per Share
--------------------------------------------------------------------------------

                         6/30/05 - 12/31/05
                         ------------------
                 Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
    -----       ------     -------------   -------------
      A        $0.2078          $ -            $ -
      B        $0.1665          $ -            $ -
      C        $0.1691          $ -            $ -
  Investor     $0.2199          $ -            $ -
      R        $0.1985          $ -            $ -
      Y        $0.2246          $ -            $ -

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer                 Lehman Brothers Aggregate
                                Bond Fund               Bond Index
12/96                            $9,550                 $10,000
                                 $9,740                 $10,363
12/97                           $10,633                 $11,364
                                $11,451                 $12,351
12/99                           $11,084                 $12,249
                                $12,021                 $13,673
12/01                           $12,927                 $14,828
                                $14,061                 $16,348
12/03                           $15,306                 $17,019
                                $16,179                 $17,758
12/05                           $16,578                 $18,189

Average Annual Total Returns
(As of December 31, 2005)
                                 Public
                  Net Asset     Offering
Period           Value (NAV)   Price (POP)
10 Years            5.67%          5.19%
5 Years             6.64           5.66
1 Year              2.46          -2.13

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer                 Lehman Brothers Aggregate
                                Bond Fund               Bond Index
12/96                           $10,000                 $10,000
                                $10,111                 $10,363
12/97                           $10,960                 $11,364
                                $11,706                 $12,351
12/99                           $11,256                 $12,249
                                $12,077                 $13,673
12/01                           $12,904                 $14,828
                                $13,909                 $16,348
12/03                           $15,014                 $17,019
                                $15,738                 $17,758
12/05                           $15,964                 $18,189

Average Annual Total Returns
(As of December 31, 2005)

                        If         If
Period                 Held     Redeemed
10 Years               4.79%       4.79%
5 Years                5.74        5.74
1 Year                 1.44       -2.47

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer                 Lehman Brothers Aggregate
                                Bond Fund               Bond Index
1/96                            $10,000                 $10,000
                                $10,082                 $10,295
12/97                           $10,906                 $11,289
                                $11,655                 $12,269
12/99                           $11,181                 $12,168
                                $12,025                 $13,583
12/01                           $12,791                 $14,730
                                $13,773                 $16,241
12/03                           $14,843                 $16,907
                                $15,573                 $17,641
12/05                           $15,805                 $18,069

Average Annual Total Returns
(As of December 31, 2005)
                        If         If
Period                 Held     Redeemed
Life-of-Class
(1/31/96)              4.72%      4.72%
5 Years                5.62       5.62
1 Year                 1.49       1.49

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                               INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer                 Lehman Brothers Aggregate
                                Bond Fund               Bond Index
12/04                           $10,000                 $10,000
12/05                           $10,265                 $10,243

Average Annual Total Returns
(As of December 31, 2005)
                                  Public
                   Net Asset     Offering
Period            Value (NAV)   Price (POP)
Life-of-Class
12/10/04             2.69%         2.69%
1 Year               2.65          2.65

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer                 Lehman Brothers Aggregate
                                Bond Fund               Bond Index
12/95                           $10,000                 $10,000
                                $10,143                 $10,363
12/97                           $11,016                 $11,364
                                $11,810                 $12,351
12/99                           $11,365                 $12,249
                                $12,270                 $13,673
12/01                           $13,127                 $14,828
                                $14,206                 $16,348
12/03                           $15,602                 $17,019
                                $16,479                 $17,758
12/05                           $16,827                 $18,189

Average Annual Total Returns
(As of December 31, 2005)

                         If         If
Period                  Held     Redeemed
10 Years                5.34%      5.34%
5 Years                 6.52       6.52
1 Year                  2.11       2.11

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

                                Pioneer                 Lehman Brothers Aggregate
                                Bond Fund               Bond Index
12/95                           $10,000                 $10,000
                                $10,196                 $10,363
12/97                           $11,130                 $11,364
                                $11,986                 $12,351
12/99                           $11,602                 $12,249
                                $12,583                 $13,673
12/01                           $13,547                 $14,828
                                $14,790                 $16,348
12/03                           $16,167                 $17,019
                                $17,194                 $17,758
12/05                           $17,671                 $18,189

Average Annual Total Returns
(As of December 31, 2005)

                    If         If
Period             Held     Redeemed
10 Years           5.86%      5.86%
5 Years            7.03       7.03
1 Year             2.77       2.77

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 9/20/01. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on actual returns from July 1, 2005 through December 31, 2005

                                                            Investor
Share Class             A            B            C          Class          R            Y
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/05

Ending Account      $1,024.60    $1,014.40    $1,014.90    $1,026.50    $1,027.70    $1,021.10
Value (after
expenses) On
12/31/05

Expenses Paid       $    5.10    $    9.65    $    9.40    $    3.78    $    2.96    $    6.37
During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, 1.85%, 0.74%, 1.25% and 0.58%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005

                                                           Investor
Share Class             A            B            C          Class          R            Y
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/05

Ending Account      $1,020.16    $1,015.63    $1,015.88    $1,021.50    $1,022.28    $1,018.90
Value (after
expenses) On
12/31/05

Expenses Paid       $    5.09    $    9.65    $    9.40    $    3.77    $    2.96    $    6.36
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, 1.85%, 074%, 1.25% and 0.58%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Rising interest rates undermined the performance of most fixed income investments during the second half of 2005, a period in which some major benchmarks of bond market performance produced negative results. Interest rates rose among securities of virtually all maturities during the period, causing prices to slip. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Bond Fund's performance during the six months ended December 31, 2005. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q:  How did the Fund perform during the last six months of 2005?

A: Pioneer Bond Fund performed in line with its benchmark and finished ahead of the average of its competitive group. The Fund's Class A shares had a total return of -0.11% at net asset value for the six months ended December 31, 2005. During the same period, the Lehman Aggregate Bond Index returned -0.08%, while the average return of the 187 funds in Lipper's A-Rated Corporate Debt Funds category was -0.33%. The Fund's SEC standardized 30-day yield for Class A shares was 4.05% on December 31, 2005.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  How would you describe the overall investment environment during the year?

A: Against a backdrop of persistent economic growth, the Federal Reserve Board continued to tighten monetary policy. The central bank raised the key fed funds rate, which had been as low as 1.00% in June 2004, to 4.25% by the end of 2005. While these rate hikes were widely expected, they nevertheless had an impact on the financial markets. Yields rose and prices declined across the spectrum of maturities. Over the last six months, the difference between the yields of shorter- and longer-term securities grew smaller - the yield curve flattened. At year's end, the yield curve had inverted in some places. This phenomenon, when

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    interest rates of shorter maturity securities become higher than some longer maturity securities, is a reversal of the usual relationships and has been associated with a relatively restrictive Federal Reserve monetary policy. Because of the flattening of the yield curve, performance of fixed income portfolios was heavily influenced by the distribution of maturities in the portfolio. Intermediate term bonds, in the middle of the yield curve, tended to perform relatively worse.

    Corporate bonds delivered modestly positive results, with high-yield bonds performing slightly better as the higher income of these lower-rated securities made up for price differences on a total return basis.

    Mortgages generally outperformed corporate bonds as well as Treasuries, as they offered relatively good yield with less principal loss than other sectors.

Q: What were your principal strategies during the six months, and how did they affect performance?

A: Our increased emphasis on mortgage-backed securities and on Treasury Inflation Protected Securities (TIPS) tended to help performance. At the end of the period, on December 31, 2005, 39.9% of Fund assets were invested in mortgage securities. In addition, we were well positioned on the yield curve, with a greater emphasis on higher-yielding, longer-maturity bonds that outperformed intermediates. Recognizing that the yield advantages of lower-rated securities were declining, we upgraded the overall credit quality of our Fund, decreasing our exposure to corporates and increasing our investments in to Treasuries, predominately TIPS, as well as to mortgages. Treasuries accounted for 28.3% of Fund assets at the end of the period. Average credit quality for the Fund stood at AA at December 31, 2005, compared to A one year earlier. At the end of the year, only 4.4% of Fund assets were invested in high-yield, below investment grade bonds.

    The Fund's effective duration - a measure of sensitivity to changes in interest rates - was 4.81 years on December 31, 2005, while average maturity was 6.99 years.

    Security selection did not help performance during the six months. Although we de-emphasized the poor-performing automotive sector, we owned bonds of Delphi, a major automotive components manufacturer that filed for bankruptcy protection in 2005. Another

Pioneer Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------

    disappointment was our investment in securities issued by Intelsat, the satellite communications company. Concerns about increasing competition in the industry caused the bonds to decline in value during the period. We have sold our holdings in both Delphi and in Intelsat.

    Corporate bond investments that had positive impacts on performance, however, included securities issued by insurer UnumProvident, whose credit rating was upgraded as the company benefited from an ongoing restructuring.

Q:  What is your investment outlook?

A: We anticipate that the pace of economic growth may slow in 2006, but the economy should continue to expand. The Federal Reserve Board may continue to raise short-term rates in the early part of the year, but we do not anticipate that monetary policy will become so restrictive as to push the economy into recession.

    At a time when spreads - or the differences between yields - are narrow between yields of fixed income securities of different credit quality, we expect to continue to upgrade overall credit quality. We anticipate continuing to emphasize mortgage-backed securities over corporate bonds. Increased corporate merger-and-acquisition activity poses a potential threat to holders of investment grade, corporate bonds, as many merger deals benefit shareholders more than bondholders.

    When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

    Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

    Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    nor issued by the U.S. Government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                                 Value
                           ASSET BACKED SECURITIES - 1.3%
                           Transportation - 0.2%
                           Airlines - 0.2%
1,469,362     A/A1         Southwest Airlines Co., 7.67%, 1/2/14               $  1,531,354
                                                                               ------------
                           Total Transportation                                $  1,531,354
                                                                               ------------
                           Food & Drug Retailing - 0.1%
                           Hypermarkets & Supercenters - 0.0%
  751,917     AA/Aa2       Wal-Mart Stores, 8.62%, 1/1/10                      $    791,009
                                                                               ------------
                           Total Food & Drug Retailing                         $    791,009
                                                                               ------------
                           Diversified Financials - 0.6%
                           Other Diversified Finance Services - 0.6%
1,686,480     BBB-/Baa2    PF Export Receivable Master Trust, 6.436%,
                           6/1/15 (144A)                                       $  1,683,883
1,257,759     BBB/Baa2     Power Receivables Finance, 6.29%, 1/1/12 (144A)        1,278,562
2,475,955     BB/Ba2       Caithness Coso Fund Corp., 6.263%,
                           6/15/14 (144A)                                         2,526,563
                                                                               ------------
                                                                               $  5,489,008
                                                                               ------------
                           Specialized Finance - 0.0%
   90,000     AAA/Aaa      MBNA Credit Card Master Note, Floating Rate
                           Note, 12/15/08                                      $     90,043
                                                                               ------------
                           Total Diversified Financials                        $  5,579,051
                                                                               ------------
                           Utilities - 0.4%
                           Electric Utilities - 0.4%
  609,700     BBB-/Ba2     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)     $    608,938
1,755,467     BBB-/Baa2    FPL Energy America Wind LLC, 6.639%,
                           6/20/23 (144A)                                         1,825,422
  463,439     B+/B1        Tenaska Alabama, Floating Rate Note,
                           6/30/21 (144A)                                           466,235
  980,100     BBB-/Baa3    Empresa Electric, 8.625%, 4/30/13 (144A)               1,098,164
                                                                               ------------
                                                                               $  3,998,759
                                                                               ------------
                           Total Utilities                                     $  3,998,759
                                                                               ------------
                           Total Asset Backed Securities
                           (Cost $11,704,248)                                  $ 11,900,173
                                                                               ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                                  Value
                           COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
                           Diversified Financials - 0.3%
                           Other Diversified Finance Services - 0.3%
2,175,000     BBB-/Baa3    Tower 2004-1A E, 5.395%, 1/15/34                     $  2,092,639
  525,000     NR/Ba2       Tower 2004-2A F, 6.376%, 12/15/14                         523,547
                                                                                ------------
                           Total Diversified Financials                         $  2,616,186
                                                                                ------------
                           Total Collateralized Mortgage Obligations
                           (Cost $2,700,000)                                    $  2,616,186
                                                                                ------------
                           CORPORATE BONDS - 28.3%
                           Energy - 1.1%
                           Integrated Oil & Gas - 0.7%
4,000,000     AA/Aa3       Texaco Capital Inc., 7.09%, 2/1/07                   $  4,059,316
   45,000     BBB/Baa2     Petro-Canada, 4.0%, 7/15/13                                41,655
2,000,000     A-/A1        Phillips Pete Co., 6.375%, 3/30/09                      2,093,524
   25,000     BBB+/Baa1    USX Corp., 6.85%, 3/1/08                                   25,976
                                                                                ------------
                                                                                $  6,220,471
                                                                                ------------
                           Oil & Gas Equipment And Services - 0.1%
  875,000     B+/Ba3       Holly Energy Partners LP, 6.25%, 3/1/15              $    847,656
                                                                                ------------
                           Oil & Gas Exploration & Production - 0.3%
   75,000     BBB/Baa1     Pemex Project Funding Master, 9.125%, 10/13/10       $     86,325
2,000,000     BBB-/Baa3    Gazprom International SA., 7.201%, 2/1/20 (144A)        2,137,000
                                                                                ------------
                                                                                $  2,223,325
                                                                                ------------
                           Oil & Gas Refining & Marketing - 0.0%
  320,000     BBB/Baa2     Boardwalk Pipelines LLC, 5.5%, 2/1/17                $    317,371
                                                                                ------------
                           Oil & Gas Storage & Transportation - 0.0%
   65,000     BBB+/Baa1    Kinder Morgan Energy Partners, 6.75%, 3/15/11        $     69,231
                                                                                ------------
                           Total Energy                                         $  9,678,054
                                                                                ------------
                           Materials - 1.5%
                           Aluminum - 0.7%
1,700,000     B/B1         Novelis Inc., 7.25%, 02/15/15                        $  1,585,250
4,000,000     A-/A2        Alcoa, Inc., 7.375%, 8/1/10                             4,383,808
                                                                                ------------
                                                                                $  5,969,058
                                                                                ------------
                           Commodity Chemicals - 0.2%
  625,000     B+/B1        Invista, 9.25%, 5/1/12 (144A)                        $    667,188
1,500,000     BB+/Ba2      Nova Chemicals, Ltd., 6.5%, 1/15/12                     1,453,125
                                                                                ------------
                                                                                $  2,120,313
                                                                                ------------
                           Construction Materials - 0.2%
2,000,000     A+/A1        Vulcan Materials Co., 6.0%, 4/1/09                   $  2,087,046
                                                                                ------------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                Value
                            Fertilizers & Agricu Ltural Chemicals - 0.0%
    45,000     BBB+/Baa1    Potash Corp. Saskatchewan, 4.875%, 3/1/13          $     43,881
                                                                               ------------
                            Paper Packaging - 0.1%
   703,000     BB-/Ba3      Abitibi-Consolidated, Inc., 6.95%, 12/15/06        $    708,273
                                                                               ------------
                            Paper Products - 0.2%
 1,300,000     BB/Ba3       Bowater Canada Finance, 7.95%, 11/15/11            $  1,261,000
                                                                               ------------
                            Specialty Chemicals - 0.1%
   600,000     BB/Ba1       Ferro Corp., 7.625%, 5/1/13                        $    612,654
   500,000     BB/Ba1       Ferro Corp., 7.125%, 4/1/28                             508,620
                                                                               ------------
                                                                               $  1,121,274
                                                                               ------------
                            Total Materials                                    $ 13,310,845
                                                                               ------------
                            Capital Goods - 3.5%
                            Aerospace & Defense - 0.5%
 2,145,000     A/A3         McDonnell Douglas Corp., 6.875%, 11/1/06           $  2,175,560
    40,000     A/A3         Boeing Co., 5.125%, 2/15/13                              40,332
 2,000,000     A/A2         Honeywell Inc., 7.0%, 3/15/07                         2,045,612
                                                                               ------------
                                                                               $  4,261,504
                                                                               ------------
                            Construction & Farm Machinery & Hvy Trks - 1.4%
 6,000,000     A-/A3        Deere & Co., 7.0%, 3/15/12                         $  6,627,042
 1,000,000     A/A2         Caterpillar Inc., 6.55%, 5/1/11                       1,078,980
 2,300,000     A/A2         Caterpillar Financial Services, 3.10%, 5/15/07        2,250,228
 2,100,000     A/A2         Caterpillar Financial Services, 2.5%, 10/3/06         2,063,468
                                                                               ------------
                                                                               $ 12,019,718
                                                                               ------------
                            Electrical Component & Equipment - 0.2%
 1,545,000     NR/Ba1       Orcal Geothermal, 6.21%, 12/30/20 (144A)           $  1,549,311
                                                                               ------------
                            Industrial Conglomerates - 1.3%
12,000,000     AAA/Aaa      GE Electric Co., 5.0%, 2/1/13                      $ 11,993,760
                                                                               ------------
                            Trading Companies & Distributors - 0.1%
   950,000     BB+/Ba1      Noble Group, Ltd., 6.625%, 3/17/15 (144A)          $    874,843
                                                                               ------------
                            Total Capital Goods                                $ 30,699,136
                                                                               ------------
                            Automobiles & Components - 0.3%
                            Auto Parts & Equipment - 0.1%
   990,000     B+/Ba2       Sun Sage BV, 8.25%, 3/26/09 (144A)                 $  1,043,213
                                                                               ------------
                            Automobile Manufacturers - 0.2%
   130,000     BB+/Baa3     Ford Motor Co., 7.25%, 10/1/08 (b)                 $    105,300
 2,055,000     BB+/Baa2     Ford Motor Credit Co., 5.7%, 1/15/10 (b)              1,746,879
                                                                               ------------
                                                                               $  1,852,179
                                                                               ------------
                            Total Automobiles & Components                     $  2,895,392
                                                                               ------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                          Value
                            Media - 0.6%
                            Broadcasting & Cable Tv - 0.0%
  135,000      BBB+/Baa2    Comcast Corp., 5.3%, 1/15/14                 $    132,441
                                                                         ------------
                            Media - 0.6%
5,000,000      BBB+/Baa2    Comcast Cable Corp., 6.75%, 1/30/11          $  5,294,030
                                                                         ------------
                            Total Media                                  $  5,426,471
                                                                         ------------
                            Retailing - 0.5%
                            Department Stores - 0.1%
   25,000      A-/Baa1      Nordstrom, Inc., 5.625%, 1/15/09             $     25,220
1,000,000      BBB/Baa1     May Department Store Co., 7.9%, 10/15/07        1,041,152
                                                                         ------------
                                                                         $  1,066,372
                                                                         ------------
                            General Merchandise Stores - 0.4%
3,500,000      A+/A2        Target Corp., 5.875%, 3/1/12                 $  3,676,659
                                                                         ------------
                            Total Retailing                              $  4,743,031
                                                                         ------------
                            Food & Drug Retailing - 0.5%
                            Hypermarkets & Supercenters - 0.5%
4,500,000      AA/Aa2       Wal Mart Stores Inc., 5.45%, 8/1/06          $  4,519,395
                                                                         ------------
                            Total Food & Drug Retailing                  $  4,519,395
                                                                         ------------
                            Food Beverage & Tobacco - 1.2%
                            Brewers - 0.0%
   55,000      A/A3         Miller Brewing Co., 5.5%, 8/15/13 (144A)     $     56,062
                                                                         ------------
                            Packaged Foods & Meats - 0.6%
5,055,000      A+/A1        Unilever Capital Corp., 7.125%, 11/1/10      $  5,504,122
                                                                         ------------
                            Soft Drinks - 0.6%
5,500,000      A/A3         Bottling Group LLC, 2.45%, 10/16/06          $  5,394,114
   55,000      A/A3         Bottling Group LLC, 5.0%, 11/15/13                 55,010
                                                                         ------------
                                                                         $  5,449,124
                                                                         ------------
                            Total Food Beverage & Tobacco                $ 11,009,308
                                                                         ------------
                            Household & Personal Products - 0.8%
                            Household Products - 0.8%
4,400,000      AA-/Aa3      Colgate-Palmolive Co., 5.34%, 3/27/06        $  4,408,290
1,700,000      AA-/Aa2      Kimberly Clark Corp., 7.1%, 8/1/07              1,758,842
  500,000      A-/A3        Clorox Co., 6.125%, 2/1/11                        522,196
                                                                         ------------
                                                                         $  6,689,328
                                                                         ------------
                            Total Household & Personal Products          $  6,689,328
                                                                         ------------
                            Health Care Equipment & Services - 0.8%
                            Health Care Distributors - 0.3%
2,066,000      BBB/Baa3     Cardinal Health, Inc., 6.0%, 1/15/06         $  2,066,498
                                                                         ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                               Value
                           Health Care Facilities - 0.3%
2,735,000     BB+/Ba2      HCA, Inc., 6.3%, 10/1/12                          $  2,748,656
                                                                             ------------
                           Health Care Supplies - 0.2%
1,874,000     BBB/Baa3     Bausch & Lomb, 7.125%, 8/1/28                     $  2,027,880
                                                                             ------------
                           Total Health Care Equipment & Services            $  6,843,034
                                                                             ------------
                           Pharmaceuticals & Biotechnology - 0.1%
                           Pharmaceuticals - 0.1%
1,000,000     AA/Aa2       Glaxosmithline Capital PLC, 2.375%, 4/16/07       $    970,048
                                                                             ------------
                           Total Pharmaceuticals & Biotechnology             $    970,048
                                                                             ------------
                           Banks - 1.7%
                           Diversified Banks - 0.4%
   45,000     A+/Aa2       US Bancorp, 3.125%, 3/15/08                       $     43,456
2,000,000     AA-/Aa1      US Bank, 3.75%, 2/6/09                               1,936,476
1,100,000     A+/Aa3       Nationsbank Corp., 7.75%, 8/15/15                    1,307,583
                                                                             ------------
                                                                             $  3,287,515
                                                                             ------------
                           Regional Banks - 1.3%
3,000,000     AA/Aa1       Province of British Columbia, 4.625%, 10/3/06     $  2,999,127
4,500,000     A/Aa3        Branch Banking & Trust Co., 4.875%, 1/15/13          4,456,908
1,000,000     AA-/Aa1      Fifth Third FTB, 2.7%, 1/30/07                         974,944
  500,000     A+/Aa3       Suntrust Bank Atlanta, 6.375%, 4/1/11                  530,049
3,159,000     A/A1         Suntrust Banks Inc., 7.375%, 7/1/06                  3,189,560
                                                                             ------------
                                                                             $ 12,150,588
                                                                             ------------
                           Total Banks                                       $ 15,438,103
                                                                             ------------
                           Diversified Financials - 2.7%
                           Asset Management & Custody Banks - 1.8%
2,000,000     A/A1         Bank of New York, 4.95%, 3/15/15                  $  1,978,244
2,000,000     A/A2         Mellon Financial Co., 6.4%, 5/14/11                  2,131,618
6,000,000     A+/A1        Northern Trust Co., 7.1%, 8/1/09                     6,397,842
5,000,000     A+/A1        State Street Corp., 7.65%, 6/15/10                   5,585,600
                                                                             ------------
                                                                             $ 16,093,304
                                                                             ------------
                           Consumer Finance - 0.2%
2,340,000     A/A2         SLM Corp., Floating Rate Note, 7/25/14            $  2,200,232
                                                                             ------------
                           Investment Banking & Brokerage - 0.1%
1,275,000     B+/B1        E*Trade Financial Corp., 8.0%, 6/15/11            $  1,326,000
                                                                             ------------
                           Other Diversified Finance Services - 0.5%
1,000,000     A+/A3        Bank One Texas National, 6.25%, 2/15/08           $  1,025,743
1,500,000     BBB-/Baa3    Bombardier Capital, Inc., 7.09%, 3/30/07             1,501,875
2,250,000     BBB-/Baa3    Glencore Funding LLC, 6.0%, 4/15/14 (144A)           2,116,220
                                                                             ------------
                                                                             $  4,643,838
                                                                             ------------
                           Total Diversified Financials                      $ 24,263,374
                                                                             ------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                                     Value
                           Insurance - 6.5%
                           Life & Health Insurance - 1.9%
2,830,000     B-/B2        Presidential Life Corp., 7.875%, 2/15/09                $  2,801,700
1,000,000     A/A2         Metlife, 6.125%, 12/1/11                                   1,059,659
3,500,000     AA/Aa3       Protective Life, 4.0%, 10/7/09                             3,407,936
2,850,000     BB+/Ba1      Provident Co., Inc., 7.0%, 7/15/18                         2,947,054
   90,000     A-/A3        Lincoln National Corp., 5.25%, 6/15/07                        90,327
6,000,000     AA-/A1       Prudential Funding LLC, 6.6%, 5/15/08                      6,235,188
                                                                                   ------------
                                                                                   $ 16,541,864
                                                                                   ------------
                           Multi-Line Insurance - 1.3%
1,950,000     A/Baa1       Loew Corp., 5.25%, 3/15/16                              $  1,927,136
4,450,000     BB/Ba1       Hanover Insurance Group, 7.625%, 10/15/25                  4,563,609
5,000,000     AA+/Aa2      Asif Global Financial XVIII, 3.85%, 11/26/07 (144A)        4,903,445
                                                                                   ------------
                                                                                   $ 11,394,190
                                                                                   ------------
                           Property & Casualty Insurance - 2.4%
5,000,000     AA-/A2       John Hancock Financial Services, 5.625%, 12/1/08        $  5,098,945
1,000,000     A/A2         Chubb Corp., 6.0%, 11/15/11                                1,041,755
9,125,000     BBB+/A3      St. Paul Travelers, 5.75%, 3/15/07                         9,173,034
3,000,000     AAA/Aaa      Berkshire Hathway, Inc., 3.375%, 10/15/08                  2,890,587
2,010,000     BBB-/NR      Kingsway America, Inc., 7.5%, 2/1/14                       2,071,022
1,410,000     BB/Baa3      Ohio Casualty Corp., 7.3%, 6/15/14                         1,515,495
                                                                                   ------------
                                                                                   $ 21,790,838
                                                                                   ------------
                           Reinsurance - 0.9%
2,000,000     BBB-/Baa2    Odyssey Re Holdings, 7.65%, 11/1/13                     $  2,089,812
5,700,000     BBB/Baa2     Platinum Underwriters HD, 7.5%, 6/1/17                     5,808,733
                                                                                   ------------
                                                                                   $  7,898,545
                                                                                   ------------
                           Total Insurance                                         $ 57,625,437
                                                                                   ------------
                           Real Estate - 1.7%
                           Real Estate Management & Development - 0.3%
2,200,000     BB-/Ba3      Forest City Enterprises, 7.625%, 6/1/15                 $  2,332,000
                                                                                   ------------
                           Real Estate Investment Trusts - 1.4%
  775,000     BBB-/Baa3    Hospitality Properties Trust, 5.125%, 2/15/15           $    741,554
1,724,000     BB-/Ba2      Host Marriott LP, 6.375%, 3/15/15                          1,719,690
  935,000     BBB-/Baa3    Health Care, Inc., 8.0%, 9/12/12                           1,042,592
  860,000     BBB-/Baa3    Health Care, Inc., 6.0%, 11/15/13                            860,523
3,575,000     BBB-/Baa3    Health Care, Inc., 6.2%, 6/1/16                            3,576,487
  985,000     BB/Ba3       Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)         1,034,250
  890,000     B/B1         Crescent Real Estate, 7.5%, 9/15/07                          903,350
1,100,000     BBB-/Baa3    Colonial Reality LP, 6.15%, 4/15/13                        1,128,426
1,815,000     B+/B1        Trustreet Properties Inc., 7.5%, 4/1/15                    1,815,000
                                                                                   ------------
                                                                                   $ 12,821,872
                                                                                   ------------
                           Total Real Estate                                       $ 15,153,872
                                                                                   ------------


The accompanying notes are an integral part of these financial statements.    21

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                                  Value
                           Software & Services - 0.8%
                           Data Processing & Outsourced Services - 0.8%
7,000,000     A+/A1        First Data Corp., 4.7% 11/01/06                      $  6,990,480
                                                                                ------------
                           Total Software & Services                            $  6,990,480
                                                                                ------------
                           Technology Hardware & Equipment - 1.1%
                           Communications Equipment - 0.3%
2,395,000     BBB-/Ba2     Corning, Inc., 5.9%, 3/15/14                         $  2,417,978
                                                                                ------------
                           Computer Hardware - 0.8%
2,000,000     BBB-/Baa3    NCR Corp., 7.125%, 6/15/09                           $  2,092,086
5,000,000     A+/A1        International Business Machine 5.375%, 2/1/09           5,089,200
                                                                                ------------
                                                                                $  7,181,286
                                                                                ------------
                           Total Technology Hardware & Equipment                $  9,599,264
                                                                                ------------
                           Semiconductors - 0.2%
                           Semiconductors - 0.2%
2,195,000     BBB-/Baa3    Chartered Semiconductor, 6.375%, 8/3/15              $  2,182,300
                                                                                ------------
                           Total Semiconductors                                 $  2,182,300
                                                                                ------------
                           Telecommunication Services - 0.3%
                           Integrated Telecom Services - 0.3%
  300,000     BB+/Ba1      AT&T Corp., 7.75%, 3/1/07                            $    308,577
1,500,000     A+/A3        GTE California Inc., 6.7%, 9/1/09                       1,545,884
1,000,000     A+/Baa2      GTE California, Inc., 7.65%, 3/15/07                    1,024,872
                                                                                ------------
                                                                                $  2,879,333
                                                                                ------------
                           Total Telecommunication Services                     $  2,879,333
                                                                                ------------
                           Utilities - 2.3%
                           Electric Utilities - 1.0%
1,700,000     A/A2         Alabama Power Co., 7.125%, 10/1/07                   $  1,763,288
3,000,000     A/A2         Georgia Power Co., 4.0%, 1/15/11                        2,860,725
   65,000     BBB/Baa1     PSE & G Power, 6.95%, 6/1/12                               70,442
1,000,000     BB-/Ba3      MSW Energy Holdings, 7.375%, 9/1/10                     1,027,500
  727,218     BBB-/Baa3    Crocket Cogeneration, 5.869%, 3/30/25 (144A)              720,127
1,555,000     BBB-/Baa3    Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)        1,559,572
  710,000     BBB+/Baa3    Entergy Gulf States, 5.7%, 6/1/15                         694,858
                                                                                ------------
                                                                                $  8,696,512
                                                                                ------------
                           Indep Power Producer & Energy Traders - 0.9%
5,000,000     BBB/Baa1     Duke Energy Corp., 6.25%, 1/15/12                    $  5,269,650
3,100,000     A/A1         Baltimore Gas & Electric Co., 7.5%, 1/15/07             3,177,884
                                                                                ------------
                                                                                $  8,447,534
                                                                                ------------


22    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                                 Value
                           Multi-Utilities - 0.4%
3,500,000     A-/A1        Wisconsin Electric Power Co., 6.625%, 11/15/06      $  3,554,166
   25,000     BBB+/Baa1    Dominion Resources, 6.25%, 6/30/12                        26,155
                                                                               ------------
                                                                               $  3,580,321
                                                                               ------------
                           Total Utilities                                     $ 20,724,367
                                                                               ------------
                           Total Corporate Bonds
                           (Cost $248,269,668)                                 $251,640,572
                                                                               ------------
                           US GOVERNMENT AND AGENCY OBLIGATIONS - 65.8%
  140,000     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.24%, 8/7/18     $    139,501
2,000,000     AAA/Aaa      Federal Farm Credit Bank, Floating Rate
                             Note, 1/3/07                                         1,999,896
   65,000     AAA/Aaa      Federal Home Loan Bank, 3.875%, 6/14/13                   61,250
  195,000     AAA/Aaa      Federal Home Loan Bank, 6.0%, 4/15/32                    200,356
  435,155     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 11/1/18          424,415
  718,011     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 4/1/35           675,529
3,325,155     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 5/1/20         3,235,730
5,120,629     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 8/1/20         4,990,475
  681,539     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.0%, 7/1/35           659,815
1,625,661     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        1,612,330
1,853,155     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        1,839,118
1,962,554     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.5%, 12/1/18        1,982,320
2,449,843     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.5%, 9/1/33         2,433,356
   74,160     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0% 3/1/33             74,988
  313,624     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 1/1/33           317,125
  306,975     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 1/1/34           310,402
  786,649     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 1/1/34           794,578
1,182,527     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 12/1/33        1,195,728
  272,942     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 12/1/33          276,804
  348,051     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 12/1/33          351,936
  709,649     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 2/1/33           718,494
  530,106     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33           536,317
2,045,313     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 3/1/33         2,069,280
1,209,249     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 4/1/35         1,221,467
4,868,577     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 5/1/34         4,917,653
  958,172     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 5/1/34           967,830
3,227,588     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 6/1/35         3,260,200
1,240,529     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 6/1/35         1,253,064
2,060,924     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 8/1/34         2,081,698
1,576,610     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 9/1/33         1,594,210
   58,565     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.5%, 1/1/29            60,264
  591,975     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33          609,403

The accompanying notes are an integral part of these financial statements.    23

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                  Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
   412,207     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.5%, 10/1/33      $    424,741
   130,274     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.5%, 11/1/33           134,094
 3,612,457     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.5%, 3/1/13          3,710,043
   138,615     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.5%, 7/1/32            142,306
    10,035     AAA/Aaa      Federal Home Loan Mortgage Corp., 7.0%, 12/1/30            10,454
     6,553     AAA/Aaa      Federal Home Loan Mortgage Corp., 8.0%, 4/1/08              6,716
     5,705     AAA/Aaa      Federal Home Loan Mortgage Corp., 8.0%, 9/15/06             5,708
 5,915,498     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 10/1/20         5,756,411
14,850,477     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 10/1/20        14,451,098
 9,972,816     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 10/1/35         9,382,757
 5,953,619     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 11/1/20         5,793,507
 2,764,462     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.5%, 3/1/20          2,690,116
10,983,740     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.50%, 10/1/35       10,333,868
   799,040     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.50%, 11/1/35          751,764
 5,991,967     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.50%, 9/1/35         5,637,442
   199,726     AAA/Aaa      Federal Home Loan Mortgage Corp., 4.50%, 9/1/35           187,909
 8,879,209     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.0%, 10/1/20         8,791,560
 2,920,900     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.0%, 6/1/35          2,827,796
 4,966,806     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.5%, 11/1/35         4,922,312
 4,929,517     AAA/Aaa      Federal Home Loan Mortgage Corp., 5.5%, 8/1/35          4,885,357
   457,881     AAA/Aaa      Federal Home Loan Mortgage Corp., 6.0%, 5/1/17            467,385
    16,726     AAA/Aaa      Federal National Mortgage Association,
                              10.3%, 4/25/19                                           17,765
     7,751     AAA/Aaa      Federal National Mortgage Association,
                              10.3%, 4/25/19                                            9,146
 6,474,255     AAA/Aaa      Federal National Mortgage Association,
                              4.5%, 11/1/20                                         6,300,141
 9,207,765     AAA/Aaa      Federal National Mortgage Association,
                              4.5%, 4/1/19                                          8,973,590
 3,724,480     AAA/Aaa      Federal National Mortgage Association,
                              4.50%, 10/1/35                                        3,507,606
 3,745,457     AAA/Aaa      Federal National Mortgage Association,
                              4.50%, 10/1/35                                        3,527,362
   198,288     AAA/Aaa      Federal National Mortgage Association,
                              4.816%, 12/1/12                                         195,733
 3,235,303     AAA/Aaa      Federal National Mortgage Association,
                              5.0%, 10/1/20                                         3,200,868
   257,728     AAA/Aaa      Federal National Mortgage Association,
                              5.0%, 12/1/17                                           255,382
   642,999     AAA/Aaa      Federal National Mortgage Association,
                              5.0%, 2/1/20                                            636,155


24    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                        Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  175,210      AAA/Aaa      Federal National Mortgage Association,
                              5.0%, 3/1/33                              $   170,378
  134,123      AAA/Aaa      Federal National Mortgage Association,
                              5.0%, 5/1/34                                  130,219
8,704,568      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 12/1/17                               8,764,734
1,155,094      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 12/1/18                               1,162,763
  240,336      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 2/1/18                                  242,207
1,808,876      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 3/1/25                                1,805,108
  915,477      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 4/1/19                                  921,805
   90,365      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 7/1/23                                   90,383
2,258,723      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 7/1/33                                2,242,158
  213,462      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 9/1/17                                  214,937
3,647,244      AAA/Aaa      Federal National Mortgage Association,
                              5.5%, 9/1/19                                3,671,131
  943,811      AAA/Aaa      Federal National Mortgage Association,
                              6.0% 2/1/33                                   954,391
    8,234      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 1/1/29                                    8,338
   11,762      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 1/1/29                                   12,102
  866,177      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 10/1/32                                 875,887
  236,892      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 11/1/32                                 239,548
   91,259      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 2/1/32                                   92,339
   77,044      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 3/1/33                                   77,848
2,407,718      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 4/1/33                                2,432,856
3,065,778      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 4/1/35                                3,097,787


The accompanying notes are an integral part of these financial statements.    25

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                        Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  477,991      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 6/1/16                              $   488,612
2,253,554      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 7/1/33                                2,277,083
   63,451      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 8/1/32                                   64,162
1,827,041      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 8/1/34                                1,844,402
   15,348      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 9/1/29                                   15,537
1,107,503      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 9/1/34                                1,117,975
9,688,814      AAA/Aaa      Federal National Mortgage Association,
                              6.00%, 7/1/35                               9,780,423
   91,729      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 10/1/31                                  94,291
   53,830      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 10/1/31                                  55,333
  257,912      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 10/1/32                                 265,064
   98,119      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 2/1/32                                  100,859
  168,466      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 2/1/32                                  173,137
  295,431      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 3/1/32                                  303,624
   19,352      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 4/1/31                                   19,893
  115,975      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 5/1/31                                  119,214
  230,999      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 6/1/31                                  237,612
   74,953      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 7/1/29                                   77,210
   55,319      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 7/1/34                                   56,753
  104,252      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 8/1/31                                  107,164
  108,957      AAA/Aaa      Federal National Mortgage Association,
                              6.5%, 9/1/31                                  112,000


26    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount       S&P/Moody's
USD ($)      Ratings                                                        Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
163,487      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 1/1/32                              $   170,664
 63,626      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 10/25/07                                 64,338
 11,369      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 12/1/30                                  11,868
 37,599      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 12/1/30                                  39,250
183,631      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 12/1/31                                 191,692
 15,819      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 3/1/12                                   16,414
 79,132      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 4/1/31                                   82,606
 48,757      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 7/1/22                                   51,053
130,568      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 8/1/31                                  136,300
 77,147      AAA/Aaa      Federal National Mortgage Association,
                            7.0%, 9/1/31                                   80,533
  4,557      AAA/Aaa      Federal National Mortgage Association,
                            7.5%, 4/1/30                                    4,776
 11,979      AAA/Aaa      Federal National Mortgage Association,
                            7.5%, 8/1/20                                   12,566
  3,683      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 1/1/31                                    3,934
  3,416      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 10/1/30                                   3,649
 13,359      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 2/1/29                                   14,263
  2,904      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 2/1/30                                    3,102
  1,809      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 2/1/30                                    1,933
 50,117      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 3/1/31                                   53,539
  9,454      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 4/1/20                                   10,106
  3,988      AAA/Aaa      Federal National Mortgage Association,
                            8.0%, 4/1/30                                    4,260


The accompanying notes are an integral part of these financial statements.    27

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                              Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
    2,887      AAA/Aaa      Federal National Mortgage Association,
                              8.0%, 5/1/31                                    $     3,084
    2,622      AAA/Aaa      Federal National Mortgage Association,
                              8.0%, 7/1/30                                          2,801
2,125,821      AAA/Aaa      Federal National Mortgage Association,
                              6.0%, 7/1/33                                      2,148,016
2,347,309      AAA/Aaa      Government National Mortgage Association II,
                              4.5%, 1/20/35                                     2,238,013
  924,673      AAA/Aaa      Government National Mortgage Association II,
                              4.5%, 12/20/34                                      881,488
  211,956      AAA/Aaa      Government National Mortgage Association II,
                              5.5%, 11/20/34                                      212,883
  354,192      AAA/Aaa      Government National Mortgage Association II,
                              5.5%, 2/20/34                                       355,741
2,079,228      AAA/Aaa      Government National Mortgage Association II,
                              5.5%, 3/20/34                                     2,088,318
7,549,979      AAA/Aaa      Government National Mortgage Association II,
                              6.0%, 11/20/33                                    7,722,878
  267,530      AAA/Aaa      Government National Mortgage Association II,
                              7.0%, 1/20/29                                       279,179
    2,269      AAA/Aaa      Government National Mortgage Association,
                              10.0%, 1/15/06                                        2,524
    2,613      AAA/Aaa      Government National Mortgage Association,
                              10.0%, 1/15/18                                        2,907
  194,463      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 1/15/35                                       186,624
1,535,366      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 10/15/33                                    1,473,517
1,379,484      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 10/15/33                                    1,323,915
2,094,626      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 10/15/35                                    2,010,186
  145,220      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 2/15/34                                       139,345
  207,508      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 3/15/35                                       199,143
  700,374      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 3/15/35                                       672,140
1,935,876      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 4/15/35                                     1,857,836


28    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                           Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  691,580      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 4/15/35                                $   663,701
   44,538      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 6/15/34                                     42,737
  513,801      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 7/15/33                                    493,104
  448,687      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 8/15/33                                    430,613
2,377,206      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 8/15/33                                  2,281,447
1,740,371      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 8/15/33                                  1,670,264
1,149,478      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 9/15/33                                  1,103,174
1,794,413      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 9/15/33                                  1,722,130
  391,962      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 9/15/35                                    376,161
2,189,811      AAA/Aaa      Government National Mortgage Association,
                              4.5%, 9/15/35                                  2,101,535
1,767,921      AAA/Aaa      Government National Mortgage Association,
                              5.0%, 4/15/34                                  1,746,801
1,892,095      AAA/Aaa      Government National Mortgage Association,
                              5.0%, 4/15/35                                  1,868,444
  949,620      AAA/Aaa      Government National Mortgage Association,
                              5.0%, 7/15/19                                    947,412
   19,728      AAA/Aaa      Government National Mortgage Association,
                              5.0%, 7/15/19                                     19,682
1,682,357      AAA/Aaa      Government National Mortgage Association,
                              5.5%, 1/15/35                                  1,693,923
  431,046      AAA/Aaa      Government National Mortgage Association,
                              5.5%, 10/15/17                                   437,439
  228,927      AAA/Aaa      Government National Mortgage Association,
                              5.5%, 10/15/33                                   230,726
1,054,601      AAA/Aaa      Government National Mortgage Association,
                              5.5%, 10/15/34                                 1,061,847
  999,078      AAA/Aaa      Government National Mortgage Association,
                              5.5%, 10/15/35                                 1,005,947
  981,368      AAA/Aaa      Government National Mortgage Association,
                              5.5%, 10/15/35                                   988,115


The accompanying notes are an integral part of these financial statements.    29

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                            Value
                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,988,547     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 10/15/35                               $  2,002,218
  672,728     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 11/15/18                                    682,625
2,099,913     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 11/15/34                                  2,114,342
  224,809     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 12/15/18                                    228,116
   48,128     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 12/15/34                                     48,459
2,913,105     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 2/15/35                                   2,933,133
1,727,936     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 2/15/35                                   1,739,815
   19,331     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 4/15/19                                      19,617
1,826,987     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 4/20/34                                   1,834,974
1,851,496     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 5/15/35                                   1,864,225
2,625,031     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 6/15/35                                   2,643,078
2,926,374     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 7/15/34                                   2,946,481
9,616,584     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 7/15/35                                   9,682,698
9,788,646     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 7/15/35                                   9,855,943
2,157,095     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 8/15/19                                   2,188,941
2,275,826     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 8/15/19                                   2,309,425
  177,627     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 8/15/33                                     179,024
9,476,464     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 8/15/35                                   9,541,614
1,921,243     AAA/Aaa      Government National Mortgage Association,
                             5.5%, 9/15/33                                   1,936,344
  461,328     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 1/15/33                                     472,898


30    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                           Value
                           U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,038,475     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 1/15/33                                $ 1,064,535
  324,023     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 10/15/32                                   332,171
  600,909     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 10/15/33                                   615,981
1,109,501     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 10/15/34                                 1,136,226
  160,957     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 11/15/32                                   165,004
1,379,236     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 11/15/34                                 1,412,458
  272,243     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 2/15/33                                    279,072
   19,912     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 3/15/32                                     20,413
  544,603     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 3/15/33                                    558,262
  449,549     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 3/15/33                                    460,824
  728,371     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 3/15/33                                    746,639
1,668,993     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 3/15/33                                  1,710,852
  910,459     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 3/15/33                                    933,291
1,147,781     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 3/15/33                                  1,176,525
    5,556     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 4/15/14                                      5,707
  553,387     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 4/15/33                                    567,267
  694,839     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 5/15/17                                    713,717
1,118,376     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 5/15/33                                  1,146,425
  142,183     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 6/15/17                                    146,046
  104,461     AAA/Aaa      Government National Mortgage Association,
                             6.0%, 6/15/33                                    107,081


The accompanying notes are an integral part of these financial statements.    31

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                       (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                           Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  751,368      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 7/15/33                                $   742,573
   18,224      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 8/15/13                                     18,712
   75,461      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 8/15/32                                     77,347
1,126,658      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 9/15/19                                  1,156,937
  319,730      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 9/15/32                                    327,770
   37,607      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 9/15/32                                     38,553
  437,772      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 9/15/34                                    448,317
4,868,664      AAA/Aaa      Government National Mortgage Association,
                              6.0%, 9/15/35                                  4,985,816
   83,533      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 1/15/29                                     87,412
  863,214      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 1/15/32                                    901,993
3,853,540      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 1/15/33                                  4,028,608
   39,450      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 1/15/33                                     41,226
  231,152      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 1/15/34                                    241,302
  154,665      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 1/15/34                                    161,457
   52,825      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 1/15/35                                     55,143
  244,850      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 10/15/31                                   255,917
  920,663      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 10/15/31                                   962,276
   54,422      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 10/15/31                                    56,881
1,020,107      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 10/15/32                                 1,065,934
   12,827      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 10/15/33                                    13,400


32    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount       S&P/Moody's
USD ($)      Ratings                                                           Value
                          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
 42,933      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 11/15/31                               $    44,874
576,631      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 11/15/32                                   602,777
 14,609      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 2/15/29                                     15,288
 58,093      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 2/15/29                                     60,791
327,954      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 2/15/32                                    342,687
430,788      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 2/15/34                                    449,704
432,065      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 3/15/29                                    452,128
120,071      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 3/15/29                                    125,646
 93,901      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 3/15/29                                     98,262
 90,786      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 3/15/31                                     94,889
132,295      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 3/15/32                                    138,238
908,675      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 3/15/35                                    948,543
763,868      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 4/15/31                                    798,394
 35,333      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 4/15/32                                     36,920
314,037      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 4/15/35                                    327,816
    735      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 5/15/26                                        769
560,668      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 5/15/29                                    587,005
196,343      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 5/15/31                                    205,246
173,929      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 5/15/31                                    181,826
 90,610      AAA/Aaa      Government National Mortgage Association,
                            6.5%, 5/15/32                                     94,681


The accompanying notes are an integral part of these financial statements.    33

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                           Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
   19,412      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 6/15/31                                $    20,289
5,104,008      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 6/15/31                                  5,335,737
  169,781      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 6/15/32                                    177,408
  848,395      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 6/15/34                                    885,648
  142,587      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 6/15/35                                    148,843
1,985,368      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 7/15/32                                  2,074,558
  518,669      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 7/15/32                                    541,970
  643,666      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 7/15/35                                    671,906
2,838,407      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 7/15/35                                  2,962,942
   81,428      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 8/15/11                                     84,116
  271,008      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 8/15/32                                    283,183
   43,970      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 8/15/32                                     45,945
  301,017      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 9/15/32                                    314,540
   59,318      AAA/Aaa      Government National Mortgage Association,
                              6.5%, 9/15/34                                     61,923
3,426,000      AAA/Aaa      Government National Mortgage Association,
                              6.50%, 12/15/32                                3,580,613
  275,669      AAA/Aaa      Government National Mortgage Association,
                              6.50%, 8/15/31                                   288,129
  305,205      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 11/15/28                                   320,831
  129,813      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 11/15/28                                   136,459
   42,630      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 12/15/13                                    44,492
   20,639      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 12/15/30                                    21,672


34    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                              Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
   65,648      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 2/15/30                                   $    68,936
   11,779      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 4/15/28                                        12,379
  109,831      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 4/15/29                                       115,368
   29,186      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 4/15/31                                        30,643
  508,209      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 5/15/32                                       533,530
  102,062      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 6/15/31                                       107,155
  225,824      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 6/15/31                                       237,132
   11,317      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 8/15/28                                        11,893
1,060,571      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 8/15/31                                     1,113,495
  172,141      AAA/Aaa      Government National Mortgage Association,
                              7.0%, 9/15/11                                       179,182
  230,602      AAA/Aaa      Government National Mortgage Association,
                              7.5%, 12/15/31                                      242,500
   15,163      AAA/Aaa      Government National Mortgage Association,
                              7.5%, 2/15/26                                        15,986
   18,688      AAA/Aaa      Government National Mortgage Association,
                              7.5%, 2/15/31                                        19,652
   79,331      AAA/Aaa      Government National Mortgage Association,
                              7.5%, 8/15/11                                        83,248
   68,253      AAA/Aaa      Government National Mortgage Association,
                              7.5%, 8/15/29                                        71,820
    4,149      AAA/Aaa      Government National Mortgage Association,
                              7.75%, 11/15/29                                       4,411
   10,577      AAA/Aaa      Government National Mortgage Association,
                              7.75%, 2/15/30                                       11,241
   52,157      AAA/Aaa      Government National Mortgage Association,
                              8.0%, 5/15/10                                        55,006
    4,161      AAA/Aaa      Government National Mortgage Association,
                              9.5%, 5/15/20                                         4,605
        -      AAA/Aaa      Government National Mortgage Association, I,
                              10.0%, 1/15/06                                            -


The accompanying notes are an integral part of these financial statements.    35

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
  575,932      AAA/Aaa      Government National Mortgage Association, I,
                              6.0%, 2/15/29                                    $    590,528
   56,151      AAA/Aaa      Government National Mortgage Association, I,
                              7.0%, 12/15/30                                         58,962
   41,807      AAA/Aaa      Government National Mortgage Association, I,
                              7.0%, 3/15/31                                          43,894
   19,258      AAA/Aaa      Government National Mortgage Association, I,
                              7.5%, 10/15/29                                         20,264
1,012,898      AAA/Aaa      Government National Mortgage Association, II,
                              5.5%, 10/20/19                                      1,024,691
   13,800      AAA/Aaa      Government National Mortgage Association, II,
                              6.5%, 2/20/29                                          14,341
    6,904      AAA/Aaa      Government National Mortgage Association, II,
                              6.5%, 3/20/29                                           7,175
  197,687      AAA/Aaa      Government National Mortgage Association, II,
                              6.5%, 4/20/29                                         205,447
  467,997      AAA/Aaa      Government National Mortgage Association, II,
                              7%, 11/20/28                                          488,625
   16,860      AAA/Aaa      Government National Mortgage Association, II,
                              7.0%, 12/20/30                                         17,588
  343,773      AAA/Aaa      Government National Mortgage Assoication,
                              4.5%, 4/15/35                                         329,915
  239,631      AAA/Aaa      Government National Mortgage Assoication,
                              4.5%, 5/15/34                                         229,938
   35,000      AAA/Aaa      U.S. Treasury Bonds, 4.25%, 8/15/13                      34,687
  135,000      AAA/Aaa      U.S. Treasury Bonds, 3.125%, 10/15/08                   130,586
4,600,000      AAA/Aaa      U.S. Treasury Bonds, 4.0%, 2/15/14                    4,475,299

36    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                  Value
                            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
43,200,000     AAA/Aaa      U.S. Treasury Bonds, 4.25%, 11/15/13                 $ 42,788,261
 4,650,000     AAA/Aaa      U.S. Treasury Bonds, 5.25%, 11/15/28                    5,071,769
43,900,000     AAA/Aaa      U.S. Treasury Bonds, 6.25%, 8/15/23                    52,422,790
   135,000     AAA/Aaa      U.S. Treasury Bonds, 7.125%, 2/15/23                      174,635
 1,000,000     AAA/Aaa      U.S. Treasury Bonds, 8.0%, 11/15/21                     1,377,695
17,950,369     AAA/Aaa      U.S. Treasury Inflation Notes, 1.875%, 7/15/15         17,653,075
14,843,850     AAA/Aaa      U.S. Treasury Inflation Notes, 3.0%, 7/15/12           15,695,056
 1,794,720     AAA/Aaa      U.S. Treasury Inflation Protected Security,
                              3.375%, 1/15/12                                       1,929,814
13,892,773     AAA/Aaa      U.S. Treasury Inflation Protected Security,
                              3.5%, 1/15/11                                        14,847,901
 2,000,000     AAA/Aaa      U.S. Treasury Note 3.625%, 1/15/10                      1,945,156
28,000,000     AAA/Aaa      U.S. Treasury Notes, 3.625%, 6/15/10                   27,174,224
 2,925,000     AAA/Aaa      U.S. Treasury Notes, 4.0%, 2/15/15                      2,835,878
 1,470,000     AAA/Aaa      U.S. Treasury Notes, 4.25%, 11/15/14                    1,452,888
 1,450,000     AAA/Aaa      U.S. Treasury Notes, 4.875%, 2/15/12                    1,488,686
   840,000     AAA/Aaa      U.S. Treasury Notes, 5.25%, 2/15/29                       916,617
 3,260,000     AAA/Aaa      U.S. Treasury Notes, 5.375%, 2/15/31                    3,661,896
15,520,000     AAA/Aaa      U.S. Treasury Notes, 5.5%, 8/15/28                     17,450,905
   105,000     AAA/Aaa      U.S. Treasury Notes, 6.0%, 8/15/09                        110,660
   135,000     AAA/Aaa      U.S. Treasury Notes, 7.0%, 7/15/06                        136,777
12,800,000     AAA/Aaa      U.S. Treasury Notes, 7.50%, 11/15/16                   16,078,003
 4,550,000     AAA/Aaa      U.S. Treasury Strip, 0.0%, 2/15/11                      3,650,333
11,000,000     AAA/Aaa      U.S. Treasury Strip, 0.0%, 11/15/13                     7,761,963
                                                                                 ------------
                            Total U.S. Government and Agency Obligations
                            (Cost $590,589,421)                                  $595,975,309
                                                                                 ------------
                            MUNICIPAL BONDS - 0.1%
   530,000     A/Aa3        Tobacco Settlement Authority Iowa, 6.79%, 6/1/10     $    553,468
                                                                                 ------------
                            Total Municipal Bonds
                            (Cost $530,000)                                      $    553,468
                                                                                 ------------


The accompanying notes are an integral part of these financial statements.    37

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                 Value
                            TEMPORARY CASH INVESTMENTS - 1.9%
                            Repurchase Agreement - 1.7%
15,000,000                  UBS Warburg, Inc., 3.25%, dated 12/30/05,
                            repurchase price of $15,000,000 plus accrued
                            interest on 1/3/06 collateralized by $15,634,000
                            U.S. Treasury Bill, 4.0%, 6/29/06                   $ 15,000,000
                                                                                ------------
Shares
                            Total Repurchase Agreement                          $ 15,000,000
                                                                                ------------
                            Security Lending Collateral - 0.2%
1,861,915                   Securities Lending Investment Fund, 4.24%           $  1,861,915
                                                                                ------------
                            TOTAL TEMPORARY CASH INVESTMENTS
                            (Cost $16,861,915)                                  $ 16,861,915
                                                                                ------------
                            TOTAL INVESTMENTS IN SECURITIES - 98.9%
                            (Cost $295,408,155) (a)                             $879,547,623
                                                                                ------------
                            OTHER ASSETS AND LIABILITIES - (1.1%)               $  9,220,641
                                                                                ------------
                            TOTAL NET ASSETS - 100.0%                           $888,768,264
                                                                                ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2005, the value of these securities amounted to $26,148,998 or 2.9% of total net assets.

(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $870,651,989 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                         $15,914,061

     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                         (7,018,425)
                                                                              -----------
     Net unrealized gain                                                      $8,895,634
                                                                              ===========

(b)   At June 30, 2005, the following securities were out on loan:

                                                                                 Market
     Shares       Security                                                       Value
      122,750     Ford Motor Co., 7.25%, 10/1/08                              $   95,745
    1,922,250     Ford Motor Credit Co., 5.7%, 1/15/10                         1,633,913
                                                                              ----------
                  Total                                                       $1,729,658
                                                                              ==========

Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31, 2005 were as follows:


                                    Purchases         Sales
    Long-term US Government        269,556,810     161,057,561
    Other Long-term Securities      19,698,347     107,031,147


38    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $1,729,658) (cost $870,651,989)                            $879,547,623
  Cash                                                            5,047,451
  Receivables -
    Fund shares sold                                              2,378,166
    Interest                                                      8,671,420
    Due from Pioneer Investment Management, Inc.                     10,447
  Other                                                               4,233
                                                               ------------
     Total assets                                              $895,659,340
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $  2,466,046
    Dividends                                                     2,239,185
    Upon return of securities loaned                              1,861,915
  Due to affiliates                                                 116,195
  Accrued expenses                                                  207,735
                                                               ------------
     Total liabilities                                         $  6,891,076
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $883,178,726
  Undistributed net investment loss                              (1,146,887)
  Accumulated net realized loss on investments                   (2,159,209)
  Net unrealized gain on investments                              8,895,634
                                                               ------------
     Total net assets                                          $888,768,264
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $221,420,471/24,132,711 shares)            $       9.18
                                                               ============
  Class B (based on $55,151,894/6,039,539 shares)              $       9.13
                                                               ============
  Class C (based on $38,229,248/4,200,808 shares)              $       9.10
                                                               ============
  Investor Class (based on $3,974,209/432,953 shares)          $       9.18
                                                               ============
  Class R (based on $2,253,105/242,963 shares)                 $       9.27
                                                               ============
  Class Y (based on $567,739,337/62,320,768 shares)            $       9.11
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($9.18 [divided by] 95.5%)                           $       9.61
                                                               ============


The accompanying notes are an integral part of these financial statements.    39

Pioneer Bond Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/05

INVESTMENT INCOME:
  Interest                                                 $15,404,863
  Income from securities loaned, net                             9,289
                                                           -----------
     Total investment income                                                $ 15,414,152
                                                                            ------------
EXPENSES:
  Management fees                                          $ 1,544,332
  Transfer agent fees and expenses
    Class A                                                    243,367
    Class B                                                    119,618
    Class C                                                     52,459
    Investor Class                                               6,844
    Class R                                                      3,758
    Class Y                                                      3,802
  Distribution fees
    Class A                                                    251,630
    Class B                                                    288,832
    Class C                                                    206,064
    Class R                                                      4,476
  Administrative reimbursements                                 58,978
  Custodian fees                                                23,584
  Registration fees                                             77,734
  Professional fees                                             35,118
  Printing expense                                              46,928
  Fees and expenses of nonaffiliated trustees                    7,129
  Miscellaneous                                                 11,556
                                                           -----------
     Total expenses                                                         $  2,986,209
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                              (115,330)
     Less fees paid indirectly                                                    (3,549)
                                                                            ------------
     Net expenses                                                           $  2,867,330
                                                                            ------------
       Net investment income                                                $ 12,546,822
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $    155,076
                                                                            ------------
  Change in net unrealized loss on investments                              $(11,981,595)
                                                                            ------------
    Net loss on investments                                                 $(11,826,519)
                                                                            ------------
    Net increase in net assets resulting from operations                    $    720,303
                                                                            ============


40    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For Six Months Ended 12/31/05 and Year Ended 6/30/05

                                                           Six Months
                                                         Ended 12/31/05     Year Ended
                                                           (unaudited)        6/30/05
FROM OPERATIONS:
Net investment income                                    $   12,546,822   $  10,838,294
Net realized gain on investments                                155,076       5,924,830
Change in net unrealized gain (loss) on investments         (11,981,595)      2,758,062
                                                         --------------   -------------
    Net increase in net assets resulting
     from operations                                     $      720,303   $  19,521,186
                                                         --------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.21 and $0.47 per share, respectively)    $   (4,469,787)  $  (8,304,200)
    Class B ($0.17 and $0.38 per share, respectively)        (1,032,993)     (2,287,184)
    Class C ($0.17 and $0.39 per share, respectively)          (751,614)     (1,299,699)
    Investor Class ($0.22 and $0.26 per
     share, respectively)                                       (98,167)       (178,964)
    Class R ($0.20 and $0.44 per share, respectively)           (37,653)        (40,890)
    Class Y ($0.22 and $0.51 per share, respectively)        (7,497,682)       (778,239)
                                                         --------------   -------------
     Total distributions to shareowners                  $  (13,887,896)  $ (12,889,176)
                                                         --------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  144,554,694   $ 108,065,548
Shares issued in reorganization                             582,614,813       9,260,087
Reinvestment of distributions                                 7,463,309      10,153,547
Cost of shares repurchased                                 (132,521,041)    (93,990,071)
                                                         --------------   -------------
    Net increase in net assets resulting from fund
     share transactions                                  $  602,111,775   $  33,489,111
                                                         --------------   -------------
    Net increase in net assets                           $  588,944,182   $  40,121,121
NET ASSETS:
Beginning of period                                         299,824,082     259,702,961
                                                         --------------   -------------
End of period (including undistributed net invest-
  ment income (loss) of ($1,146,887) and
  $194,187 respectively)                                 $  888,768,264   $ 299,824,082
                                                         ==============   =============


The accompanying notes are an integral part of these financial statements.    41

Pioneer Bond Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '05 Shares      '05 Amount
                                  (unaudited)      (unaudited)      '05 Shares      '05 Amount
CLASS A
Shares sold                         4,332,981    $  39,902,192       4,629,687    $  43,254,133
Shares issued
  in reorganization                 4,818,649       44,668,880               -                -
Reinvestment of distributions         406,700        3,746,061         744,375        6,960,699
Less shares repurchased            (3,946,232)     (36,202,568)     (4,329,910)     (40,459,474)
                                   ----------    -------------      ----------    -------------
    Net increase                    5,612,098    $  52,114,565       1,044,152    $   9,755,358
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                         1,177,004    $  10,840,511       2,072,692    $  19,272,139
Shares issued
  in reorganization                   615,934        5,678,911               -                -
Reinvestment of distributions          84,997          779,895         182,582        1,699,954
Less shares repurchased            (1,912,420)     (17,471,808)     (2,499,953)     (23,264,769)
                                   ----------    -------------      ----------    -------------
    Net decrease                      (34,485)   $    (172,491)       (244,679)   $  (2,292,676)
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                           995,167    $   9,141,292       2,724,251    $  25,177,847
Reinvestment of distributions          63,569          581,687         105,060          974,901
Less shares repurchased            (1,379,371)     (12,580,346)     (1,330,493)     (12,355,814)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (320,635)   $  (2,857,367)      1,498,818    $  13,796,934
                                   ==========    =============      ==========    =============
INVESTOR CLASS
Shares sold                                 -                -               -                -
Shares issued
  in reorganization                                                    985,115        9,260,087
Reinvestment of distributions           9,665           89,190          13,153          123,059
Less shares repurchased               (54,894)        (508,210)       (520,086)      (5,057,239)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)           (45,229)   $    (419,020)        478,182    $   4,325,907
                                   ==========    =============      ==========    =============
CLASS R
Shares sold                           142,421    $   1,328,343         119,514    $   1,130,666
Reinvestment of distributions           1,846           17,151             819            7,734
Less shares repurchased               (33,868)        (316,041)        (24,978)        (236,438)
                                   ----------    -------------      ----------    -------------
    Net increase                      110,399    $   1,029,453          95,355    $     901,962
                                   ==========    =============      ==========    =============
CLASS Y
Shares sold                         9,157,433    $  83,342,356       2,069,705    $  19,230,763
Shares issued
  in reorganization                57,855,111      532,267,022               -                -
Reinvestment of distributions         247,195        2,249,325          41,689          387,200
Less shares repurchased            (7,191,843)     (65,442,068)     (1,351,154)     (12,616,337)
                                   ----------    -------------      ----------    -------------
    Net increase                   60,067,896    $ 552,416,635         760,240    $   7,001,626
                                   ==========    =============      ==========    =============


42    The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                          Ended 12/31/05  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)     6/30/05     6/30/04     6/30/03   6/30/02 (a)   6/30/01
CLASS A
Net asset value, beginning of period                         $  9.40      $   9.18     $   9.41    $   8.89    $   8.78    $  8.47
                                                             -------      --------     --------    --------    --------    -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.19      $   0.40     $   0.41    $   0.45    $   0.52    $  0.57
 Net realized and unrealized gain (loss) on investments        (0.20)         0.29        (0.14)       0.53        0.13       0.31
                                                             -------      --------     --------    --------    --------    -------
   Net increase (decrease) from investment operations        $ (0.01)     $   0.69     $   0.27    $   0.98    $   0.65    $  0.88
Distributions to shareowners:
 Net investment income                                         (0.21)        (0.47)       (0.50)      (0.46)      (0.54)     (0.57)
                                                             -------      --------     --------    --------    --------    -------
Net increase (decrease) in net asset value                   $ (0.22)     $   0.22     $  (0.23)   $   0.52    $   0.11    $  0.31
                                                             -------      --------     --------    --------    --------    -------
Net asset value, end of period                               $  9.18      $   9.40     $   9.18    $   9.41    $   8.89    $  8.78
                                                             =======       =======     =======     =======     =======     =======
Total return*                                                   2.46%         7.64%        2.98%      11.38%       7.58%     10.70%
Ratio of net expenses to average net assets+                    1.00%**       1.05%        1.14%       1.20%       1.16%      1.21%
Ratio of net investment income to average net assets+           4.11%**       4.27%        4.42%       5.02%       5.79%      6.53%
Portfolio turnover rate                                           87%**         49%          63%         48%         59%        43%
Net assets, end of period (in thousands)                     $221,420     $174,055     $160,421    $183,338    $143,713    $98,004
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   1.08%**       1.18%        1.14%       1.20%       1.16%      1.18%
 Net investment income                                          4.03%**       4.14%        4.42%       5.02%       5.79%      6.56%
Ratios with assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                   1.00%**       1.05%        1.14%       1.20%       1.16%      1.18%
 Net investment income                                          4.11%**       4.27%        4.42%       5.02%       5.79%      6.56%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.


The accompanying notes are an integral part of these financial statements.    43

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                          Ended 12/31/05  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)     6/30/05     6/30/04     6/30/03   6/30/02 (a)   6/30/01
CLASS B
Net asset value, beginning of period                         $  9.36       $  9.14     $  9.37     $  8.87     $  8.77     $  8.44
                                                             -------       -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment gain                                         $  0.15       $  0.32     $  0.33     $  0.37     $  0.44     $  0.50
 Net realized and unrealized gain (loss) on investments        (0.21)         0.28       (0.14)       0.53        0.14        0.30
                                                             -------       -------     -------     -------     -------     -------
   Net increase (decrease) from investment operations        $ (0.06)      $  0.60     $  0.19     $  0.90     $  0.58     $  0.80
Distributions to shareowners:
 Net investment income                                         (0.17)        (0.38)      (0.42)      (0.40)      (0.48)      (0.47)
                                                             -------       -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $ (0.23)      $  0.22     $ (0.23)    $  0.50     $  0.10     $  0.33
                                                             -------       -------     -------     -------     -------     -------
Net asset value, end of period                               $  9.13       $  9.36     $  9.14     $  9.37     $  8.87     $  8.77
                                                             =======       =======     =======     =======     =======     =======
Total return*                                                   1.44%         6.72%       2.04%      10.44%       6.78%       9.71%
Ratio of net expenses to average net assets+                    1.90%**       1.95%       1.98%       2.02%       1.95%       2.05%
Ratio of net investment income to average net assets+           3.25%**       3.39%       3.55%       4.22%       5.02%       5.72%
Portfolio turnover rate                                           87%**         49%         63%         48%         59%         43%
Net assets, end of period (in thousands)                     $55,152       $56,828     $57,774     $77,367     $59,729     $38,231
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   2.00%**       2.02%       1.98%       2.02%       1.95%       2.04%
 Net investment income                                          3.15%**       3.32%       3.55%       4.22%       5.02%       5.73%
Ratios with assumption of expenses by PIM and reduction
  for fees paid indirectly:
 Net expenses                                                   1.90%**       1.95%       1.98%       2.02%       1.95%       2.04%
 Net investment income                                          3.25%**       3.39%       3.55%       4.22%       5.02%       5.73%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.


The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                          Ended 12/31/05  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)     6/30/05     6/30/04     6/30/03   6/30/02 (a)   6/30/01
CLASS C
Net asset value, beginning of period                         $  9.32       $  9.11     $  9.31     $  8.83     $  8.73     $  8.46
                                                             -------       -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.15       $  0.32     $  0.33     $  0.37     $  0.44     $  0.48
 Net realized and unrealized gain (loss) on investments        (0.20)         0.28       (0.14)       0.51        0.12        0.30
                                                             -------       -------     -------     -------     -------     -------
   Net increase (decrease) from investment operations        $ (0.05)      $  0.60     $  0.19     $  0.88     $  0.56     $  0.78
Distributions to shareowners:
 Net investment income                                         (0.17)        (0.39)      (0.39)      (0.40)      (0.46)      (0.51)
                                                             -------       -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $ (0.22)      $  0.21     $ (0.20)    $  0.48     $  0.10     $  0.27
                                                             -------       -------     -------     -------     -------     -------
Net asset value, end of period                               $  9.10       $  9.32     $  9.11     $  9.31     $  8.83     $  8.73
                                                             =======       =======     =======     =======     =======     =======
Total return*                                                   1.49%         6.68%       2.11%      10.28%       6.55%       9.46%
Ratio of net expenses to average net assets+                    1.85%**       1.92%       1.97%       2.16%       2.14%       2.18%
Ratio of net investment income to average net assets+           3.31%**       3.24%       3.59%       4.05%       4.78%       5.56%
Portfolio turnover rate                                           87%**         49%         63%         48%         59%         43%
Net assets, end of period (in thousands)                     $38,229       $42,160     $27,545     $29,777     $18,067     $ 7,377
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   1.85%**       1.92%       1.97%       2.16%       2.15%       2.15%
 Net investment income                                          3.31%**       3.24%       3.59%       4.05%       4.77%       5.59%
Ratios with assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                   1.84%**       1.91%       1.97%       2.16%       2.15%       2.15%
 Net investment income                                          3.32%**       3.25%       3.59%       4.05%       4.77%       5.59%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months         12/11/04
                                                        Ended 12/31/05          to
                                                          (unaudited)        6/30/05
INVESTOR CLASS
Net asset value, beginning of period                       $  9.40           $  9.40
                                                           -------           -------
Increase (decrease) from investment operations:
  Net investment income                                    $  0.21           $  0.22
  Net realized and unrealized gain (loss)
   on investments                                            (0.21)             0.04
                                                           -------           -------
   Net increase from investment operations                 $ (0.00)          $  0.26
Distributions to shareowners:
  Net investment income                                      (0.22)            (0.26)
                                                           -------           -------
Net decrease in net asset value                            $ (0.22)          $  0.00
                                                           -------           -------
Net asset value, end of period                             $  9.18           $  9.40
                                                           =======           =======
Total return*                                                 2.65%             2.84%(a)
Ratio of net expenses to average net assets+                  0.74%**           0.74%**
Ratio of net investment income to average
  net assets+                                                 4.42%**           4.43%**
Portfolio turnover rate                                         87%**             49%(a)
Net assets, end of period (in thousands)                   $ 3,974           $ 4,496
Ratios with no assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                0.92%**           0.89%**
  Net investment income                                       4.24%**           4.28%**
Ratios with assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                0.74%**           0.74%**
  Net investment income                                       4.42%**           4.43%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a)  Not annualized.


46   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months                                   4/1/03 (a)
                                                        Ended 12/31/05     Year Ended   Year Ended         to
                                                          (unaudited)        6/30/05      6/30/04       6/30/03
CLASS R
Net asset value, beginning of period                       $  9.50          $  9.28      $  9.50       $   9.19
                                                           -------          -------      -------       --------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.18          $  0.36      $  0.47       $   0.10
 Net realized and unrealized gain (loss) on investments      (0.21)            0.30        (0.17)          0.32
                                                           -------          -------      -------       --------
  Net increase (decrease) from investment operations       $ (0.03)         $  0.66      $  0.30       $   0.42
Distributions to shareowners:
 Net investment income                                       (0.20)           (0.44)       (0.52)         (0.11)
                                                           -------          -------      -------       --------
Net increase (decrease) in net asset value                 $ (0.23)         $  0.22      $ (0.22)      $   0.31
                                                           -------          -------      -------       --------
Net asset value, end of period                             $  9.27          $  9.50      $  9.28       $   9.50
                                                           =======          =======      =======       ========
Total return*                                                 2.11%            7.27%        3.20%          4.55%(b)
Ratio of net expenses to average net assets+                  1.25%**          1.31%        1.32%          1.42%**
Ratio of net investment income to average net assets+         3.82%**          3.77%        4.71%          4.13%**
Portfolio turnover rate                                         87%**            49%          63%            48%(b)
Net assets, end of period (in thousands)                   $ 2,253          $ 1,259      $   345       $      1
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                 1.51%**          1.43%        1.32%          1.42%**
 Net investment income                                        3.56%**          3.65%        4.71%          4.13%**
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                 1.25%**          1.31%        1.32%          1.42%**
 Net investment income                                        3.82%**          3.77%        4.71%          4.13%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(b)  Not annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months                                           9/20/01(a)
                                                          Ended 12/31/05  Year Ended  Year Ended  Year Ended        to
                                                            (unaudited)     6/30/05     6/30/04     6/30/03      6/30/02(b)
CLASS Y
Net asset value, beginning of period                         $  9.33       $  9.12     $  9.35      $  8.87       $   8.85
                                                             -------       -------     -------      -------       --------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.21       $  0.44     $  0.46      $  0.51       $   0.43
 Net realized and unrealized gain (loss) on investments        (0.21)         0.28       (0.14)        0.51           0.04
                                                             -------       -------     -------      -------       --------
  Net increase from investment operations                    $ (0.00)      $  0.72     $  0.32      $  1.02       $   0.47
Distributions to shareowners:
 Net investment income                                         (0.22)        (0.51)      (0.55)       (0.54)         (0.45)
                                                             -------       -------     -------      -------       --------
Net increase (decrease) in net asset value                   $ (0.22)      $  0.21     $ (0.23)     $  0.48       $   0.02
                                                             -------       -------     -------      -------       --------
Net asset value, end of period                               $  9.11       $  9.33     $  9.12      $  9.35       $   8.87
                                                             =======       =======     -------      -------       --------
Total return*                                                   2.77%         8.07%       3.48%       11.86%          5.48%(c)
Ratio of net expenses to average net assets+                    0.58%**       0.61%       0.58%        0.67%          0.64%**
Ratio of net investment income to average net assets+           4.28%**       4.43%       5.05%        5.54%          6.28%**
Portfolio turnover rate                                           87%**         49%         63%          48%            59%(c)
Net assets, end of period (in thousands)                     $567,739      $21,027     $13,617      $ 7,719       $  4,051
Ratios with no assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   0.58%**       0.61%       0.58%        0.67%          0.64%**
 Net investment income                                          4.28%**       4.43%       5.05%        5.54%          6.28%**
Ratios with assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                   0.58%**       0.61%       0.58%        0.67%          0.64%**
 Net investment income                                          4.28%**       4.43%       5.05%        5.54%          6.28%**


(a)  Class Y shares were first publicly offered on September 20, 2001.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.

**   Annualized

+    Ratio with no reduction for fees paid indirectly.

(b) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.23%.

(c)  Not annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's Outstanding Investor Class shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05  (unaudited) (continued)
--------------------------------------------------------------------------------

   sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At December 31, 2005 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at amortized cost.

   All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended June 30, 2005 was as follows:

--------------------------------------------------------------------------------
                                   2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income             $12,889,176
  Long-term capital gain                -
                              -----------
    Total                     $12,889,176
                              ===========
--------------------------------------------------------------------------------


    The following shows the components of distributable earnings on a federal income tax basis at June 30, 2005.

--------------------------------------------------------------------------------
                                          2005
--------------------------------------------------------------------------------
  Undistributed ordinary income     $  377,710
  Dividends payable                   (183,523)
  Capital loss-carryforward         (2,350,265)
  Unrealized appreciation            5,637,114
                                    ----------
    Total                           $3,481,036
                                    ==========
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of amortization.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $32,743 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2005.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05  (unaudited) (continued)
--------------------------------------------------------------------------------

   share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of the

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

Effective November 1, 2004, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class A expenses to 1.00% of the average daily net assets attributable to Class A shares. This expense limitation is in effect through November 1, 2007. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond November 1, 2007.

Through December 10, 2006, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2005, $24,808 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $83,190 in transfer agent fees payable to PIMSS at December 31, 2005.

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05  (unaudited) (continued)
--------------------------------------------------------------------------------

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $8,197 in distribution fees payable to PFD at December 31, 2005.

In addition, redemptions of Class A, Class B, Class C and Class R shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004 the CDSC on Class R shares was eliminated. Proceeds from the

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CDSCs are paid to PFD. For the six months ended December 31, 2005, $73,477 in CDSCs were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2005, the Fund's expenses were reduced by $3,548 under such arrangements.

6. Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term Bond Fund (one of the series that comprised Safeco Taxable Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------------------
                                                      Safeco
                               Pioneer             Intermediate              Pioneer
                              Bond Fund           Term Bond Fund            Bond Fund
                        (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-------------------------------------------------------------------------------------------
  Net Assets                $257,177,281      $9,260,087                  $266,437,368
  Shares Outstanding          27,433,514       1,085,975                    28,418,629
  Investor Class
  Shares Issued                                                                985,115
                                                   Unrealized
                                                  Appreciation            Accumulated
                                                 on Closing Date              Gain
-------------------------------------------------------------------------------------------
  Sefeco Intermediate
  Term Bond Fund                              $  176,429                  $     26,968
-------------------------------------------------------------------------------------------

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05  (unaudited) (continued)
--------------------------------------------------------------------------------

Also, on September 23, 2005, beneficial owners of Amsouth High Quality Bond approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of Amsouth High Quality Bond's net assets for Pioneer Bond Fund's Class A, B and Y, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------------------
                               Pioneer                Amsouth                Pioneer
                              Bond Fund          High Quality Bond          Bond Fund
                        (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-------------------------------------------------------------------------------------------
  Net Assets                $312,255,489      $582,614,812           $894,870,301
  Shares Outstanding          33,779,594        53,277,952             97,069,289
  Investor Class
  Shares Issued                                                        63,419,694

                                                   Unrealized             Accumulated
                                                  Appreciation              Gain on
                                                 on Closing Date          Closing Date
-------------------------------------------------------------------------------------------
  Amsouth High
  Quality Bond                                $ 15,276,095           $  2,768,070
-------------------------------------------------------------------------------------------

Pioneer Bond Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
-------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Bond Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of the peer group for the 12 months ended June 30, 2005, the first quintile of the peer group for the three years ended June 30, 2005, the first quintile for the five years ended June 30, 2005 and the third quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield (gross of expenses) to the Fund's Class A shareholders compared to the yield (as of June 30, 2005) of the Lehman Aggregate Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management

Pioneer Bond Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

   Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because the Fund's advisory fee would remain in the third quintile of comparable funds within reasonable anticipated growth of the Fund, the Trustees concluded that break points were not needed at this time. As assets increase, the Trustees will continue to evaluate the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Bond Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees
     John F. Cogan, Jr., Chairman
     David R. Bock
     Mary K. Bush
     Margaret B.W. Graham
     Osbert M. Hood
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

     Officers
     John F. Cogan, Jr., President
     Osbert M. Hood, Executive
     Vice President
     Vincent Nave, Treasurer
     Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

 Visit our web site:                                        www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.